Pioneer High
Income Trust

Schedule of Investments | June 30, 2019

Ticker Symbol: PHT

Shares		Value
	UNAFFILIATED ISSUERS - 140.5%
	COMMON STOCKS - 0.2% of Net Assets
	Construction & Engineering - 0.0%†
1,307,384(a)	Abengoa SA, Class B	$15,319
	Total Construction & Engineering	$15,319
	Health Care Technology - 0.0%†
244,563^(a)	Medical Card System, Inc.	$2,446
	Total Health Care Technology	$2,446
	Oil, Gas & Consumable Fuels - 0.1%
65,597^(a)	PetroQuest Energy, Inc.	$254,188
	Total Oil, Gas & Consumable Fuels	$254,188
	Pharmaceuticals - 0.1%
19,026(a)	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$175,610
	Total Pharmaceuticals	$175,610
	Specialty Retail - 0.0%†
68,241^(a)	Targus Cayman SubCo., Ltd.	$141,941
	Total Specialty Retail	$141,941
	TOTAL COMMON STOCKS
	(Cost $1,506,994)	$589,504
	CONVERTIBLE PREFERRED STOCKS - 2.3% of Net Assets
	Banks - 2.3%
3,355(b)	Bank of America Corp., 7.25%	$4,603,060
1,600(b)	Wells Fargo & Co., 7.5%	2,182,720
	Total Banks	$6,785,780
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $5,158,210)	$6,785,780
	PREFERRED STOCKS - 2.3% of Net Assets
	Banks - 1.2%
132,750(c)	GMAC Capital Trust I, 8.303% (3 Month USD LIBOR + 579 bps), 2/15/40	$3,468,758
	Total Banks	$3,468,758
	Chemicals - 0.0%†
1,062,203^(a)	Pinnacle Agriculture	$106,220
	Total Chemicals	$106,220
	Diversified Financial Services - 1.1%
3,000(b)(c)	Compeer Financial ACA, 6.75% (USD LIBOR + 500 bps) (144A)	$3,161,250
	Total Diversified Financial Services	$3,161,250
	Internet - 0.0%†
152,183(a)	MYT Holding Co., 10.0%, 6/7/29 (144A)	$141,150
	Total Internet	$141,150
	TOTAL PREFERRED STOCKS
	(Cost $7,478,947)	$6,877,378

	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - 0.3% of Net Assets
	660,000(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$399,944
	300,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	310,888
		TOTAL ASSET BACKED SECURITIES
		(Cost $938,986)	$710,832
		COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9% of Net Assets
	790,000(d)	Fannie Mae Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 7.654% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	$803,244
	2,000,000(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	1,892,208
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $2,682,208)	$2,695,452
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7% of Net Assets
	710,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.654% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	$824,988
	530,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.654% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	588,952
	500,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.901%, 8/15/47 (144A)	484,953
	300,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class D, 3.957%, 12/15/47 (144A)	281,705
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $1,947,517)	$2,180,598
		CONVERTIBLE CORPORATE BONDS - 4.2% of Net Assets
		Auto Parts & Equipment - 1.9%
	2,625,000	Meritor, Inc., 7.875%, 3/1/26	$5,570,946
		Total Auto Parts & Equipment	$5,570,946
		Banks - 0.0%†
IDR	1,422,679,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	$10,070
		Total Banks	$10,070
		Biotechnology - 0.7%
	2,000,000	Medicines Co., 2.75%, 7/15/23	$2,000,358
		Total Biotechnology	$2,000,358
		Chemicals - 1.3%
	4,000,000(e)	Hercules LLC, 6.5%, 6/30/29	$4,030,000
		Total Chemicals	$4,030,000

	Principal
	Amount
	USD ($)		Value
		Healthcare-Products - 0.3%
	1,250,000	Endologix, Inc., 3.25%, 11/1/20	$855,562
		Total Healthcare-Products	$855,562
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $8,103,353)	$12,466,936
		CORPORATE BONDS - 115.1% of Net Assets
		Advertising - 1.2%
	3,711,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$3,410,261
		Total Advertising	$3,410,261
		Aerospace & Defense - 1.2%
	837,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$839,344
	1,921,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	1,923,401
	745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)	800,875
		Total Aerospace & Defense	$3,563,620
		Agriculture - 0.1%
	1,037,796	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	$342,473
		Total Agriculture	$342,473
		Auto Manufacturers - 1.2%
	1,095,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	$1,175,349
	2,200,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	2,244,000
		Total Auto Manufacturers	$3,419,349
		Auto Parts & Equipment - 2.0%
	2,000,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27	$1,995,000
	600,000	Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (144A)	615,750
EUR	840,000(f)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK or 0.0% cash), 9/15/26 (144A)	968,324
	330,000	Meritor, Inc., 6.25%, 2/15/24	339,487
	2,134,000	Titan International, Inc., 6.5%, 11/30/23	1,851,245
		Total Auto Parts & Equipment	$5,769,806
		Banks - 5.9%
	1,200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$1,321,632
	200,000(c)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	201,552
	600,000(b)(c)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)	661,500
	1,800,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,845,000
	700,000(b)(c)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)	770,000
	2,205,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,874,250
	2,415,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,076,900
	1,239,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	1,003,590
	675,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	663,187
	3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	3,210,100
	200,000(b)(c)	Royal Bank of Scotland Group Plc, 7.5% (5 Year USD Swap Rate + 580 bps)	205,000
	2,250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	2,424,938
	980,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,030,274
		Total Banks	$17,287,923
		Building Materials - 0.6%
	1,017,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	$1,072,935
	400,000	Griffon Corp., 5.25%, 3/1/22	398,000
	395,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	410,800
		Total Building Materials	$1,881,735
		Chemicals - 3.8%
	210,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	$232,050
	210,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	237,562
	420,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	439,194
	1,235,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	1,244,263
	2,125,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	2,151,563
	3,250,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	4,125,472
	2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,142,300
	584,000	Tronox, Inc., 6.5%, 4/15/26 (144A)	578,890
		Total Chemicals	$11,151,294
		Coal - 0.6%
	1,679,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$1,639,124
		Total Coal	$1,639,124
		Commercial Services - 2.5%
	3,850,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$3,830,750
	1,025,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	1,050,625
	1,340,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	1,025,100
	520,000	United Rentals North America, Inc., 6.5%, 12/15/26	562,900
	862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	895,403
		Total Commercial Services	$7,364,778
		Computers - 0.2%
	555,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$585,929
		Total Computers	$585,929
		Distribution & Wholesale - 1.2%
	1,410,000	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/22	$1,424,100
	2,175,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	2,202,188
		Total Distribution & Wholesale	$3,626,288
		Diversified Financial Services - 5.6%
	1,240,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,267,900
	3,105,000	Credito Real SAB de CV SOFOM ER, 9.5%, 2/7/26 (144A)	3,423,262
	3,000,000^(g)	Fixed Income Trust Series 2013-A, 7.697%, 10/15/97 (144A)	4,335,687

	Principal
	Amount
	USD ($)		Value
		Diversified Financial Services - (continued)
	384,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	$391,680
	1,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	1,015,000
	425,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	425,646
	2,845,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	2,816,550
	735,000	Navient Corp., 6.625%, 7/26/21	778,181
	1,290,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	1,325,475
	500,000	Quicken Loans, Inc., 5.75%, 5/1/25 (144A)	515,625
	160,000	Springleaf Finance Corp., 6.625%, 1/15/28	168,000
		Total Diversified Financial Services	$16,463,006
		Electric - 5.4%
	3,281,000	Calpine Corp., 5.75%, 1/15/25	$3,256,392
	825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	945,664
	1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,164,025
	2,915,000	NRG Energy, Inc., 6.625%, 1/15/27	3,166,419
	950,000	NRG Energy, Inc., 7.25%, 5/15/26	1,046,188
	1,451,854	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	1,557,113
	735,776	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	693,477
	252,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	258,300
	2,986,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	3,157,695
	631,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	668,071
		Total Electric	$15,913,344
		Energy-Alternate Sources - 0.9%
	2,620,000(g)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	$2,751,000
		Total Energy-Alternate Sources	$2,751,000
		Engineering & Construction - 0.3%
	975,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	$933,563
		Total Engineering & Construction	$933,563
		Entertainment - 5.8%
	1,500,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$1,342,500
	1,275,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	1,134,750
EUR	1,025,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	1,266,401
	950,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	1,004,625
	1,240,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)	1,202,373
	1,325,000	Eldorado Resorts, Inc., 6.0%, 4/1/25	1,392,906
	3,369,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	3,655,365
	395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	432,031
	1,225,000	Scientific Games International, Inc., 6.25%, 9/1/20	1,225,466
	2,350,000	Scientific Games International, Inc., 6.625%, 5/15/21	2,382,313
	571,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	599,544
	1,399,000	Scientific Games International, Inc., 10.0%, 12/1/22	1,467,201
		Total Entertainment	$17,105,475
		Environmental Control - 1.5%
	1,691,000	Covanta Holding Corp., 6.0%, 1/1/27	$1,767,095
	2,521,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	2,564,386
		Total Environmental Control	$4,331,481
		Food - 7.4%
	2,250,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$2,267,550
	531,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	566,842
	950,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	950,000
	1,775,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	1,928,094
	625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	678,906
	1,196,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	1,247,703
	750,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	780,937
	1,200,000	Marfrig Holdings Europe BV, 11.25%, 9/20/21 (144A)	1,200,360
	1,240,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,291,336
	2,492,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	2,582,335
	1,250,000	Post Holdings, Inc., 5.0%, 8/15/26 (144A)	1,267,188
	2,000,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	2,055,000
	2,310,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	2,102,100
	2,618,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)	2,820,895
		Total Food	$21,739,246
		Forest Products & Paper - 1.6%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$1,735,888
	2,766,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	2,828,235
		Total Forest Products & Paper	$4,564,123
		Healthcare-Products - 0.5%
EUR	450,000	Avantor, Inc., 4.75%, 10/1/24 (144A)	$547,754
	754,000	Avantor, Inc., 6.0%, 10/1/24 (144A)	802,256
		Total Healthcare-Products	$1,350,010
		Healthcare-Services - 3.9%
	2,500,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$2,531,250
	1,000,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	962,500
	610,000(g)	CHS/Community Health Systems, Inc., 9.875%, 6/30/23 (144A)	496,162
	200,000	Eagle Holding Co. II LLC, 7.75%, 5/15/22 (144A)	201,500
	2,540,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,703,512
	2,396,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	2,390,010
	2,250,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)	2,081,250
		Total Healthcare-Services	$11,366,184

	Principal
	Amount
	USD ($)		Value
		Holding Companies-Diversified - 0.5%
	1,580,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$1,576,050
		Total Holding Companies-Diversified	$1,576,050
		Home Builders - 3.0%
	475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$454,812
	1,235,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	1,284,400
	800,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	808,000
	1,500,000	KB Home, 7.0%, 12/15/21	1,609,875
	790,000	KB Home, 7.5%, 9/15/22	879,862
	1,035,000	KB Home, 7.625%, 5/15/23	1,156,613
	2,000,000	Lennar Corp., 5.0%, 6/15/27	2,102,500
	565,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24 (144A)	583,363
		Total Home Builders	$8,879,425
		Insurance - 4.3%
	5,300,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$6,302,565
	3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	4,704,750
	1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,743,500
		Total Insurance	$12,750,815
		Iron & Steel - 0.8%
	2,300,000	Commercial Metals Co., 5.375%, 7/15/27	$2,288,500
	165,000	Commercial Metals Co., 5.75%, 4/15/26	164,711
		Total Iron & Steel	$2,453,211
		Leisure Time - 1.8%
	540,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$580,338
	1,673,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	1,693,913
	2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,873,700
		Total Leisure Time	$5,147,951
		Lodging - 1.4%
	680,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$725,900
	1,700,000	MGM Resorts International, 6.0%, 3/15/23	1,842,375
	1,500,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27 (144A)	1,505,625
		Total Lodging	$4,073,900
		Media - 3.9%
	1,085,000	Altice Financing SA, 6.625%, 2/15/23 (144A)	$1,112,125
	300,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	309,000
	1,169,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	1,201,147
	979,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	1,062,215
	670,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	703,500
	535,000	Entercom Media Corp., 7.25%, 11/1/24 (144A)	563,756
	1,975,000	GCI LLC, 6.75%, 6/1/21	1,975,000
	1,725,000	GCI LLC, 6.875%, 4/15/25	1,798,312
	1,057,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	1,146,845
	265,000	Salem Media Group, Inc., 6.75%, 6/1/24 (144A)	231,875
	1,265,000	Sirius XM Radio, Inc., 5.5%, 7/1/29 (144A)	1,296,878
		Total Media	$11,400,653
		Metal Fabricate & Hardware - 0.2%
	635,000	Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)	$670,322
		Total Metal Fabricate & Hardware	$670,322
		Mining - 4.3%
	320,000	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (144A)	$334,400
	670,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	699,313
	329,047(f)	Boart Longyear Management Pty, Ltd., 10.0% (0.0% PIK or 10.0% cash), 12/31/22	287,916
	1,500,000	Coeur Mining, Inc., 5.875%, 6/1/24	1,460,625
	375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	347,813
	1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	1,704,062
	2,420,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	2,429,075
	600,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	618,000
	1,236,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	1,276,170
	2,275,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	2,405,813
	1,000,000	Novelis Corp., 5.875%, 9/30/26 (144A)	1,012,500
	145,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	154,244
		Total Mining	$12,729,931
		Miscellaneous Manufacturers - 0.1%
	320,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$300,000
		Total Miscellaneous Manufacturers	$300,000
		Multi-National - 0.4%
IDR	5,800,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	$410,424
IDR	10,330,000,000	Inter-American Development Bank, 7.875%, 3/14/23	764,321
		Total Multi-National	$1,174,745
		Oil & Gas - 9.7%
	199,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.0%, 4/1/22 (144A)	$210,671
	870,000	Centennial Resource Production LLC, 6.875%, 4/1/27 (144A)	878,700
	1,406,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	1,384,910
	45,789(d)	EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.963% (3 Month USD LIBOR + 563 bps), 9/24/19	46,018
	940,000	Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)	803,700
	1,220,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	991,250
	1,570,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,212,825
	1,000,000	Gulfport Energy Corp., 6.375%, 5/15/25	773,750
	3,779,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	3,391,653

	Principal
	Amount
	USD ($)		Value
		Oil & Gas - (continued)
	300,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	$301,500
	294,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	279,300
	1,255,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,273,825
	1,507,509(f)	Northern Oil & Gas, Inc., 9.5% (1.0% PIK or 8.5% cash), 5/15/23	1,556,503
	2,175,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	1,438,197
	1,122,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	1,119,195
	1,350,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	1,400,639
	650,000	Petrobras Global Finance BV, 7.375%, 1/17/27	743,600
	589,644(f)	PetroQuest Energy, Inc., 10.0% (10.0% PIK or 0.0% cash), 2/15/24	501,197
	280,000	Rowan Cos., Inc., 4.875%, 6/1/22	257,950
	1,695,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,564,485
	1,200,000	SM Energy Co., 5.0%, 1/15/24	1,101,000
	1,785,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	1,691,288
	320,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	304,800
	2,015,000	Whiting Petroleum Corp., 5.75%, 3/15/21	2,030,113
	1,125,000	Whiting Petroleum Corp., 6.625%, 1/15/26	1,084,922
	995,000	WPX Energy, Inc., 8.25%, 8/1/23	1,134,300
	1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	907,200
ARS	15,750,000	YPF SA, 16.5%, 5/9/22 (144A)	223,989
		Total Oil & Gas	$28,607,480
		Oil & Gas Services - 3.4%
	690,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$698,625
	2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,699,493
	1,940,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	1,971,525
	2,568,000	FTS International, Inc., 6.25%, 5/1/22	2,381,820
	1,550,000	KCA Deutag UK Finance Plc, 9.625%, 4/1/23 (144A)	1,127,625
	350,000	SESI LLC, 7.75%, 9/15/24	224,875
	703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	738,227
		Total Oil & Gas Services	$9,842,190
		Packaging & Containers - 2.0%
EUR	400,000(f)	ARD Finance SA, 6.625% (7.375% PIK or 0.0% cash), 9/15/23	$471,308
	400,000(f)	ARD Finance SA, 7.125% (7.875% PIK or 0.0% cash), 9/15/23	409,000
	1,087,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)	1,126,404
	1,010,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	1,064,287
	1,770,000	Intertape Polymer Group, Inc., 7.0%, 10/15/26 (144A)	1,829,738
	1,035,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)	1,070,211
		Total Packaging & Containers	$5,970,948
		Pharmaceuticals - 4.6%
	1,005,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$1,105,018
EUR	575,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	662,558
EUR	1,265,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	1,457,628
	1,294,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	1,309,036
	920,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	977,592
	535,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	554,394
	535,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	556,400
	2,250,000	BioScrip, Inc., 8.875%, 2/15/21	2,278,125
	1,387,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 7/15/23 (144A)	998,640
	2,540,000	Endo, Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	1,701,800
	545,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	561,350
	1,245,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	1,335,636
		Total Pharmaceuticals	$13,498,177
		Pipelines - 7.9%
	2,975,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$2,908,062
	1,145,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	1,160,744
	645,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	649,837
	250,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	287,525
	875,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23	892,500
	910,000	DCP Midstream Operating LP, 5.6%, 4/1/44	855,400
	1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,197,900
	1,524,000(d)	Energy Transfer Operating LP, 5.597% (3 Month USD LIBOR + 302 bps), 11/1/66	1,146,810
	248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	207,080
	717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	657,847
	766,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	748,765
	2,500,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	2,521,875
	1,240,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	1,275,650
	1,850,000	ONEOK, Inc., 6.875%, 9/30/28	2,265,512
	1,885,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	1,943,906
	1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	1,002,500
	3,040,000	Williams Cos., Inc., 5.75%, 6/24/44	3,547,933
		Total Pipelines	$23,269,846
		REIT - 1.0%
	3,001,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	$2,850,950
		Total REIT	$2,850,950
		Retail - 2.9%
	1,385,000	Asbury Automotive Group, Inc., 6.0%, 12/15/24	$1,433,475
	1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	1,076,350
	1,890,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	1,984,500

	Principal
	Amount
	USD ($)		Value
		Retail - (continued)
	1,000,000	JC Penney Corp., Inc., 5.875%, 7/1/23 (144A)	$837,500
	2,859,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	2,845,820
	747,000	Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.0%, 10/25/24 (144A)	306,345
		Total Retail	$8,483,990
		Semiconductors - 0.2%
	425,000	Micron Technology, Inc., 5.5%, 2/1/25	$437,219
		Total Semiconductors	$437,219
		Software - 0.9%
	285,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.0%, 7/15/25 (144A)	$298,537
	1,219,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	1,118,432
	1,155,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	1,198,313
		Total Software	$2,615,282
		Telecommunications - 7.9%
	1,150,000	Altice France SA, 6.25%, 5/15/24 (144A)	$1,184,500
	3,500,000	CenturyLink, Inc., 5.625%, 4/1/25	3,570,000
	600,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	529,500
	1,075,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	913,750
	645,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	604,500
	527,000	Digicel Group One, Ltd., 8.25%, 12/30/22 (144A)	289,850
	498,000	Digicel Group Two, Ltd., 8.25%, 9/30/22 (144A)	109,560
	2,890,000	Frontier Communications Corp., 7.125%, 1/15/23	1,726,775
	4,480,000	Frontier Communications Corp., 11.0%, 9/15/25	2,777,600
	2,000,000	Hughes Satellite Systems Corp., 6.625%, 8/1/26	2,102,500
	3,080,000	Sprint Corp., 7.125%, 6/15/24	3,265,724
	2,150,000	Sprint Corp., 7.25%, 9/15/21	2,284,375
	41,000	Sprint Corp., 7.625%, 3/1/26	43,706
	2,433,000	Wind Tre S.p.A., 5.0%, 1/20/26 (144A)	2,355,144
	1,410,000(h)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,438,200
		Total Telecommunications	$23,195,684
		Transportation - 0.4%
	1,025,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$996,813
	2,000,000(h)	syncreon Group BV/syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)	100,000
		Total Transportation	$1,096,813
		Trucking & Leasing - 0.1%
	280,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$286,650
		Total Trucking & Leasing	$286,650
		TOTAL CORPORATE BONDS
		(Cost $328,562,687)	$337,872,244
		FOREIGN GOVERNMENT BONDS - 1.7% of Net Assets
		Argentina - 0.6%
	2,055,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	$1,800,694
		Total Argentina	$1,800,694
		Mexico - 0.7%
MXN	38,420,700	Mexican Bonos, 8.0%, 12/7/23	$2,045,212
		Total Mexico	$2,045,212
		Russia - 0.4%
	870,000(g)	Russian Government International Bond, 7.5%, 3/31/30	$983,100
		Total Russia	$983,100
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $4,744,635)	$4,829,006
		INSURANCE-LINKED SECURITIES - 3.4% of Net Assets(i)
		Catastrophe Linked Bonds - 0.4%
		Earthquakes - California - 0.2%
	500,000(d)	Ursa Re, 8.087% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	$494,850
		Flood - U.S. - 0.1%
	250,000(d)	FloodSmart Re, 13.337% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$243,375
		Multiperil - U.S. - 0.1%
	250,000(d)	Kilimanjaro Re, 8.837% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	$247,025
	250,000(d)	Kilimanjaro Re, 11.337% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	244,250
			$491,275
		Total Catastrophe Linked Bonds	$1,229,500

Face
Amount
USD ($)		Value
	Collateralized Reinsurance - 0.5%
	Multiperil - Worldwide - 0.5%
575,641+(k)	Clarendon Re 2018, 1/15/20	$691
500,000+(a)(k)	Cypress Re 2017, 1/10/20	43,300
500,000+(a)(k)	Dingle Re 2019, 2/1/20	465,046
324,897+(k)	Gloucester Re 2018, 1/15/20	141,330
125,000+(a)	Gloucester Re 2019, 1/31/20	118,607
307,363+(k)	Kilarney Re 2018, 4/15/20	155,157
12,000+(k)	Limestone Re 2016-1, 8/31/21	29,413
12,000+(k)	Limestone Re 2016-1, 8/31/21	29,413

Face
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
277,770+(k)	Oyster Bay Re 2018, 1/15/20	$252,104
400,000+(a)(k)	Resilience Re, 4/6/20	40
300,000+(a)(k)	Wentworth Re 2019-1, 12/31/22	275,827
	Total Collateralized Reinsurance	$1,510,928
	Industry Loss Warranties - 0.0%†
	Multiperil - U.S. - 0.0%†
532,200+(k)	Cypress Re 2018, 7/15/19	$38,851
	Total Industry Loss Warranties	$38,851
	Reinsurance Sidecars - 2.5%
	All Natural Peril - Worldwide - 0.2%
441,274+(a)(k)	Versutus Re 2019-A, 12/31/21	$451,335
	Multiperil - U.S. - 0.4%
700,000+(a)(k)	Carnoustie Re 2015, 7/31/20	$2,240
700,000+(a)(k)	Carnoustie Re 2016, 11/30/20	18,900
1,000,000+(a)(k)	Carnoustie Re 2017, 11/30/21	254,200
500,000+(a)(l)	Harambee Re 2018, 12/31/21	92,919
600,000+(a)(l)	Harambee Re 2019, 12/31/22	611,400
250,001+(a)(k)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	179,233
		$1,158,892
	Multiperil - Worldwide - 1.9%
250,000+(a)(k)	Alturas Re 2019-2, 3/10/22	$254,275
250,000+(a)(k)	Alturas Re 2019-3, 9/12/23	250,000
500,000+(a)(k)	Arlington Re 2015, 2/1/20	24,300
1,167,977+(k)	Berwick Re 2018-1, 12/31/21	192,833
899,203+(a)(k)	Berwick Re 2019-1, 12/31/22	928,457
500,000+(a)(k)	Limestone Re 2018, 3/1/22	537,750
400,000+(a)(l)	Lorenz Re 2017, 3/31/20	6,840
500,000+(a)(l)	Lorenz Re 2018, 7/1/21	369,900
242,087(a)(l)	Lorenz Re 2019, 6/30/22	242,087
500,000+(a)(k)	Merion Re 2018-2, 12/31/21	500,950
1,000,000+(k)	Pangaea Re 2015-1, 2/1/20	1,300
1,000,000+(k)	Pangaea Re 2015-2, 11/30/19	900
1,200,000+(k)	Pangaea Re 2016-1, 11/30/20	3,960
1,000,000+(k)	Pangaea Re 2016-2, 11/30/20	3,600
500,000+(a)(k)	Pangaea Re 2017-1, 11/30/21	8,050
500,000+(a)(k)	Pangaea Re 2018-1, 12/31/21	29,400
1,000,000+(a)(k)	Pangaea Re 2018-3, 7/1/22	784,900
409,624+(a)(k)	Pangaea Re 2019-1, 2/1/23	418,018
500,000+(a)(k)	Sector Re V, Series 7, Class A, 12/1/23 (144A)	521,123
500,000+(a)(k)	Silverton Re 2017, 9/16/19 (144A)	6,100
500,000+(a)(k)	St. Andrews Re 2017-1, 2/1/20	33,900
1,000,000+(k)	Versutus Re 2017, 11/30/21	7,600
500,000+(a)(k)	Versutus Re 2018, 12/31/21	1,150
58,727+(a)(k)	Versutus Re 2019-B, 12/31/21	60,066
253,645+(k)	Woburn Re 2018, 12/31/21	107,799
244,914+(a)(k)	Woburn Re 2019, 12/31/22	254,169
		$5,549,427
	Total Reinsurance Sidecars	$7,159,654
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $10,619,245)	$9,938,933

Principal
Amount
USD ($)		Value
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.3% of Net Assets*(d)
	Automobile - 0.2%
707,086	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.19% (LIBOR + 275 bps), 11/8/23	$654,054
	Total Automobile	$654,054
	Diversified & Conglomerate Manufacturing - 0.2%
500,000	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.652% (LIBOR + 525 bps), 6/30/22	$500,938
	Total Diversified & Conglomerate Manufacturing	$500,938
	Diversified & Conglomerate Service - 0.5%
500,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 9.402% (LIBOR + 700 bps), 8/30/25	$500,937
968,984	Trico Group LLC, First Lien Tranche Term B-2 Loan, 9.33% (LIBOR + 700 bps), 2/2/24	935,070
	Total Diversified & Conglomerate Service	$1,436,007
	Electronics - 0.1%
194,975	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.902% (LIBOR + 450 bps), 10/20/22	$184,982
	Total Electronics	$184,982
	Healthcare & Pharmaceuticals - 0.7%
1,270,000	Gentiva Health Services, Inc., Second Lien Initial Term Loan, 11.5% (PRIME + 600 bps), 7/2/26	$1,285,875
974,684	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 6.152% (LIBOR + 375 bps), 4/7/22	974,074
	Total Healthcare & Pharmaceuticals	$2,259,949

Principal
Amount
USD ($)		Value
	Healthcare, Education & Childcare - 1.0%
2,875,600	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.904% (LIBOR + 450 bps), 11/16/25	$2,866,254
	Total Healthcare, Education & Childcare	$2,866,254
	Insurance - 0.3%
1,163,405^	Medical Card System, Inc., Term Loan, 7.5% (LIBOR + 650 bps), 9/2/19	$756,213
	Total Insurance	$756,213
	Machinery - 0.1%
371,507	Blount International, Inc., New Refinancing Term Loan, 6.152% (LIBOR + 375 bps), 4/12/23	$371,817
	Total Machinery	$371,817
	Metals & Mining - 0.5%
1,584,000	Aleris International, Inc., Initial Term Loan, 7.152% (LIBOR + 475 bps), 2/27/23	$1,587,960
	Total Metals & Mining	$1,587,960
	Oil & Gas - 0.9%
1,619,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.152% (LIBOR + 675 bps), 10/29/25	$1,489,480
194,182	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.402% (LIBOR + 600 bps), 3/1/24	103,888
920,210	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.402% (LIBOR + 600 bps), 5/13/22	911,008
	Total Oil & Gas	$2,504,376
	Personal, Food & Miscellaneous Services - 0.6%
1,000,000(m)	BioScrip, Inc., Cov-Lite TL, 5/22/26	$998,750
1,100,114	Revlon Consumer Products Corp., Initial Term B Loan, 6.022% (LIBOR + 350 bps), 9/7/23	923,867
	Total Personal, Food & Miscellaneous Services	$1,922,617
	Retail - 0.5%
1,580,451	Neiman Marcus Group, Ltd. LLC, Cash Pay Extended Term Loan, 8.421% (LIBOR + 600 bps), 10/25/23	$1,360,670
	Total Retail	$1,360,670
	Telecommunications - 0.7%
2,000,000	Commscope, Inc., Initial Term Loan, 5.652% (LIBOR + 325 bps), 4/6/26	$2,000,250
	Total Telecommunications	$2,000,250
	Transportation - 0.0%†
142,457	DynCorp International, Inc., Term B2 Loan, 8.394% (LIBOR + 600 bps), 7/7/20	$141,745
	Total Transportation	$141,745
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $19,364,814)	$18,547,832
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1% of Net Assets
3,000,000(j)	U.S. Treasury Bills, 7/2/19	$2,999,838
1,000,000(j)	U.S. Treasury Bills, 7/9/19	999,570
5,000,000(j)	U.S. Treasury Bills, 7/16/19	4,995,732
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $8,994,859)	$8,995,140

Shares		Value
	RIGHTS/WARRANTS - 0.0%† of Net Assets
	Construction & Engineering - 0.0%†
499,469(a)(n)	Abengoa Abenewco 2 SAU, 4/26/24 (144A)	$31,217
499,469(a)(n)	Abengoa Abenewco 2 SAU, 4/26/24 (144A)	31,217
	Total Construction & Engineering	$62,434
	Health Care Providers & Services - 0.0%†
1,819,798(o)	ANR, Inc., 3/31/23	$22,747
	Total Health Care Providers & Services	$22,747
	Household Products - 0.0%†
159^(a)(p)	LTR Intermediate Holdings, Inc., 6/29/19	$ –
	Total Household Products	$ –
	Oil, Gas & Consumable Fuels - 0.0%†
354(a)(q)	Contura Energy, Inc., 7/26/23	$7,257
6,606+(a)(r)	Midstates Petroleum Co., Inc., 4/21/20	–
	Total Oil, Gas & Consumable Fuels	$7,257
	TOTAL RIGHTS/WARRANTS
	(Cost $853,872)	$92,438

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
4,275,000	Put EUR Call USD	Bank of America NA	EUR	64,069	EUR	1.15	9/23/19	$66,036
3,710,000	Put EUR Call USD	Bank of America NA	EUR	39,386	EUR	1.10	4/29/20	23,435
								$89,471
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $103,455)							$89,471
	TOTAL OPTIONS PURCHASED
	(Premiums paid $103,455)							$89,471
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 140.5%
	(Cost $401,059,782)(s)							$412,671,544

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(4,275,000)	Put USD Call EUR	Bank of America NA	EUR	64,069	EUR	1.27	9/23/19	$(157)
(3,710,000)	Put USD Call EUR	Bank of America NA	EUR	39,386	EUR	1.21	4/29/20	(38,075)
								$(38,232)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(103,455))							$(38,232)
	OTHER ASSETS AND LIABILITIES - (40.5)%							$(118,947,486)
	NET ASSETS - 100.0%							$293,685,826

(A.D.R.)	American Depositary Receipts.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2019, the value of these securities amounted to $221,307,407, or 75.4% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2019.

+	Security that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at June 30, 2019.
(d)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2019.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2019.
(h)	Security is in default.
(i)	Securities are restricted as to resale.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Issued as participation notes.
(l)	Issued as preference shares.
(m)	This term loan will settle after June 30, 2019, at which time the interest rate will be determined.
(n)	Abengoa Abenewco 2 warrants are exercisable into 998,938 shares.
(o)	ANR warrants are exercisable into 1,819,798 shares.
(p)	LTR Intermediate Holdings warrants are exercisable into 159 shares.
(q)	Contura Energy warrants are exercisable into 354 shares.
(r)	Midstates Petroleum warrants are exercisable into 6,606 shares.
(s)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

	United States	79.6%
	Canada	3.4
	Luxembourg	2.6
	Bermuda	2.4
	Netherlands	2.1
	United Kingdom	2.0
	Mexico	1.3
	Ireland	1.3
	Italy	1.0
	Other (individually less than 1%)	4.3
		100.0%

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
EUR	1,440,756	USD	(1,618,239)	Bank of America NA	7/26/19	$24,139
NOK	7,297,056	EUR	(746,038)	Bank of America NA	7/29/19	5,838
IDR	8,956,970,000	USD	(607,998)	Morgan Stanley & Co.	7/29/19	24,063
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$54,040

SWAP CONTRACTS

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT
Notional Amount ($)	Pay/ Receive(1)	Annual Fixed Rate	Pay/ Receive(2)	Floating Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
22,500,000	Pay	1.59%	Receive	3 Month LIBOR USD	11/9/20	$101	$131,209	$131,310
TOTAL CENTRALY CLEARED INTEREST RATE SWAP CONTRACT						$101	$131,209	$131,310

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(3)	Counterparty	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
515,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(57,937)	$40,147	$(17,790)
310,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(37,975)	27,266	(10,709)
485,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(59,413)	42,658	(16,755)
1,020,000	Citibank NA	JC Penney Corp., Inc.	Receive	5.00%	12/20/20	(132,600)	(292,664)	(425,264)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(287,925)	$(182,593)	$(470,518)
TOTAL SWAP CONTRACTS						$(287,824)	$(51,384)	$(339,208)

(1)	Pays Quarterly.
(2)	Receives Quarterly.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2019, in valuing the Trust's investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Health Care Technology	$–	$–	$2,446		$2,446
Oil, Gas & Consumable Fuels	–	–	254,188		254,188
Specialty Retail	–	–	141,941		141,941
All Other Common Stocks	190,929	–	–		190,929
Convertible Preferred Stocks	6,785,780	–	–		6,785,780
Preferred Stocks
Chemicals	–	106,220	–		106,220
Diversified Financial Services	–	3,161,250	–		3,161,250
All Other Preferred Stocks	3,609,908	–	–		3,609,908
Asset Backed Securities	–	710,832	–		710,832
Collateralized Mortgage Obligations	–	2,695,452	–		2,695,452
Commercial Mortgage-Backed Securities	–	2,180,598	–		2,180,598
Convertible Corporate Bonds	–	12,466,936	–		12,466,936
Corporate Bonds	–	337,872,244	–		337,872,244
Foreign Government Bonds	–	4,829,006	–		4,829,006
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	1,510,928		1,510,928
Industry Loss Warranties
Multiperil - U.S.	–	–	38,851		38,851
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	451,335		451,335
Multiperil - U.S.	–	–	1,158,892		1,158,892
Multiperil - Worldwide	–	–	5,549,427		5,549,427
All Other Insurance-Linked Securities	–	1,229,500	–		1,229,500
Senior Secured Floating Rate Loan Interests
Insurance	–	–	756,213		756,213
All Other Senior Secured Floating Rate Loan Interests	–	17,791,619	–		17,791,619

	Level 1	Level 2	Level 3		Total
U.S. Government and Agency Obligations	$–	$8,995,140	$–		$8,995,140
Rights/Warrants
Oil, Gas & Consumable Fuels	–	7,257	–	*	7,257
All Other Rights/Warrants	–	85,181	–		85,181
Over The Counter (OTC) Currency Put Options Purchased	–	89,471	–		89,471
Total Investments in Securities	$10,586,617	$392,220,706	$9,864,221		$412,671,544
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$–	$(38,232)	$–		$(38,232)
Net unrealized appreciation on forward foreign currency contracts	–	54,040	–		54,040
Swap contracts, at value	–	(339,208)	–		(339,208)
Total Other Financial Instruments	$–	$(323,400)	$–		$(323,400)

*   Includes Securities valued at $0.

	Balance as of 3/31/19		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out of Level 3 categories*	Balance as of 6/30/19
Common Stocks
Health Care Technology	$2,446		$--	$--	$--	$--	$--	$--	$2,446
Oil, Gas & Consumable Fuels	209,703		--	191,871	--	(147,386)	--	--	254,188
Specialty Retail	141,941		--	--	--	--	--	--	141,941
Preferred Stocks
Chemicals	106,220		--	--	--	--	--	(106,220)	--
Corporate Bonds
Diversified Financial Services	3,948,626		--	--	--	--	--	(3,948,626)	--
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	2,157,245		--	(57,034)	110,752	(700,035)	--	--	1,510,928
Windstorm - U.S. Regional	18,300		--	(15,515)	--	(2,785)	--	--	--
Industry Loss Warranties
Multiperil - U.S.	497,554		--	2,432	--	(461,135)	--	--	38,851
Reinsurance Sidecars
All Natural Peril - Worldwide	447,187		--	4,148	--	--	--	--	451,335
Multiperil - U.S.	1,126,524		--	32,368	347,674	(347,674)	--	--	1,158,892
Multiperil - Worldwide	5,105,210		--	12,284	492,087	(60,154)	--	--	5,549,427
Senior Secured Floating Rate Loan Interests
Insurance	808,213		--	16,237	--	(80,000)	11,763	--	756,213
Rights/Warrants
Household Products	--	**	--	--	--	--	--	-- **	--
Oil, Gas & Consumable Fuels	--	**	--	--	--	--	--	--	--	**
Total	$14,569,169		$--	$186,791	$950,513	$(1,799,169)	$11,763	$(4,054,846)	$9,864,221

*  Transfers are calculated on the beginning of period values. For the three months ended June 30, 2019, there were no transfers between Levels 1 and 2. For the three months ended June 30, 2019, securities with an aggregate market value of $4,054,846 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

** Includes Securities valued at $0

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2019: $202,306.